Consolidated Statements of Stockholders’ Equity (Deficit) (USD $)	Total	Preferred Stock [Member] Series A1 Preferred Stock [Member]	Preferred Stock [Member] Series A2 Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Notes Receivable [Member]
Balance, beginning of period at Mar. 28, 2002
Balance, beginning of period (in Shares) at Mar. 28, 2002
Recapitalization due to reverse merger					260	(260)
Recapitalization due to reverse merger (in Shares)					2,600,000
Common stock issued at inception, $0.001 per share	819				82	737
Common stock issued at inception, $0.001 per share (in Shares)					818,500
Common stock issued for technology	220				22	198
Common stock issued for technology (in Shares)					219,658
Series A1 preferred stock issued for cash, $1.20 per share	300,000	25				299,975
Series A1 preferred stock issued for cash, $1.20 per share (in Shares)		250,000
Series A2 preferred stock issued for cash, $2.24 per share (net of issuance cost of $178,827)	3,221,178		152			3,221,026
Series A2 preferred stock issued for cash, $2.24 per share (net of issuance cost of $178,827) (in Shares)			1,517,859
Series A2 preferred stock issued for conversion of notes payable, including accrued interest of $29,692; $2.24 per share	1,079,691		48			1,079,643
Series A2 preferred stock issued for conversion of notes payable, including accrued interest of $29,692; $2.24 per share (in Shares)			482,008
Series B preferred stock issued for cash, $2.30 per share (net of issuance cost of $130,441)	3,894,561			175		3,894,386
Series B preferred stock issued for cash, $2.30 per share (net of issuance cost of $130,441) (in Shares)				1,750,002
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427, $918; $2.30 per share	4,094,428			178		4,094,250
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427 $2.30 per share (in Shares)				1,780,183
Exercise of series A2 preferred stock warrants for cash	1,396		1			1,395
Exercise of series A2 preferred stock warrants for cash (in Shares)			13,952
Exercise of options for cash	9,800				6	9,794
Exercise of options for cash (in Shares)					63,901
Proceeds from debt allocated to preferred stock warrants and beneficial conversion feature	940,819					940,819
Stock-based compensation expense	103,112					103,112
Exercise of options for notes receivable					49	135,253		(135,302)
Exercise of options for notes receivable (in Shares)					491,144
Net loss	(13,214,519)						(13,214,519)
Balance, end of period at Dec. 31, 2008	431,505	25	201	353	419	13,780,328	(13,214,519)	(135,302)
Balance, end of period (in Shares) at Dec. 31, 2008		250,000	2,013,819	3,530,185	4,193,203
Stock-based compensation expense	42,776					42,776
Net loss	(755,731)						(755,731)
Balance, end of period at Dec. 31, 2009	(281,450)	25	201	353	419	13,823,104	(13,970,250)	(135,302)
Balance, end of period (in Shares) at Dec. 31, 2009		250,000	2,013,819	3,530,185	4,193,203
Series B preferred stock issued for cash, $2.30 per share	1,246,008			54		1,245,954
Series B preferred stock issued for cash, $2.30 per share (in Shares)				541,743
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427, $918; $2.30 per share	15,918			1		15,917
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427 $2.30 per share (in Shares)				6,921
Series B preferred stock issued for subscription receivable $2.30 per share	10,000					10,000
Series B preferred stock issued for subscription receivable $2.30 per share (in Shares)				4,348
Exercise of series A2 preferred stock warrants for cash	837		1			836
Exercise of series A2 preferred stock warrants for cash (in Shares)			8,371
Stock-based compensation expense	83,298					83,298
Net loss	(864,850)						(864,850)
Balance, end of period at Dec. 31, 2010	209,761	25	202	408	419	15,179,109	(14,835,100)	(135,302)
Balance, end of period (in Shares) at Dec. 31, 2010		250,000	2,022,190	4,083,197	4,193,203
Series B preferred stock issued for services	44,750			2		44,748
Series B preferred stock issued for services (in Shares)				19,457
Stock-based compensation expense	42,378					42,378
Value of warrants issued with bridge financing	296,444					296,444
Conversion of preferred stock to commom stock in conjunction with reverse merger		(25)	(202)	(410)	1,379	(742)
Conversion of preferred stock to commom stock in conjunction with reverse merger (in Shares)		(250,000)	(2,022,190)	(4,102,654)	13,791,231
Conversion of bridge notes to common stock in conjunction with reverse merger	916,644				92	916,552
Conversion of bridge notes to common stock in conjunction with reverse merger (in Shares)					916,644
Exchange of Q Therapeutics common stock for Q Holdings in conjunction with reverse merger					185	(135,487)		135,302
Exchange of Q Therapeutics common stock for Q Holdings in conjunction with reverse merger (in Shares)					1,853,507
Common stock issued for cash, $1.00 per share (net of issuance costs of $197,729)	3,630,318				383	3,629,935
Common stock issued for cash, $1.00 per share (net of issuance costs of $197,729) (in Shares)					3,828,047
Net loss	(2,599,338)						(2,599,338)
Balance, end of period at Dec. 31, 2011	2,540,957				2,458	19,972,937	(17,434,438)
Balance, end of period (in Shares) at Dec. 31, 2011					24,582,632
Exercise of options for cash	1,800				3	1,797
Exercise of options for cash (in Shares)					32,451
Common stock issued for services	156,750				15	156,735
Common stock issued for services (in Shares)					156,749
Warrants issued for services	13,086					13,086
Stock-based compensation expense	160,237					160,237
Common stock forfeited for loan default					(19)	19
Common stock forfeited for loan default (in Shares)					(200,000)
Common stock issued for cash, $1.00 per share	190,000				19	189,981
Common stock issued for cash, $1.00 per share (in Shares)					190,000
Net loss	(3,057,840)						(3,057,840)
Balance, end of period at Dec. 31, 2012	4,990				2,476	20,494,792	(20,492,278)
Balance, end of period (in Shares) at Dec. 31, 2012					24,761,832
Exercise of options for cash (in Shares)	0
Common stock issued for services	175,000				18	174,982
Common stock issued for services (in Shares)					175,001
Warrants issued for services	65,284					65,284
Stock-based compensation expense	101,753					101,753
Net loss	(3,389,092)						(3,389,092)
Balance, end of period at Dec. 31, 2013	$ (3,042,065)				$ 2,494	$ 20,836,811	$ (23,881,370)
Balance, end of period (in Shares) at Dec. 31, 2013					24,936,833